Schedule of Assumptions to Estimate the Fair Value (Details)	Sep. 30, 2024	Dec. 31, 2023
Measurement Input, Share Price [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.350
Measurement Input, Share Price [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.350
Measurement Input, Exercise Price [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.363
Measurement Input, Exercise Price [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.363
Measurement Input, Risk Free Interest Rate [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	4.42
Measurement Input, Risk Free Interest Rate [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	4.82
Measurement Input, Expected Term [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected holding period	5 years 6 months
Measurement Input, Expected Term [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected holding period	2 years
Measurement Input, Price Volatility [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	1.10
Measurement Input, Price Volatility [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.89
Measurement Input, Expected Dividend Rate [Member] | Class A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield
Measurement Input, Expected Dividend Rate [Member] | Class B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield